9. Income tax (Details 4) $ in Thousands	Dec. 31, 2020 ARS ($)
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	$ 2,401,868
CP Achiras
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	481,502
CP La Castellana
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	875,613
CPR Energy Solutions S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	72,482
CP Manque
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	247,291
CP Los Olivos
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	42,784
Vientos La Genoveva I S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	437,785
Vientos La Genoveva II S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	206,716
CP Renovables S.A.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	34,942
Proener
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	2,753
2021
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	473
2021 | CP Achiras
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	146
2021 | CP La Castellana
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	313
2021 | CPR Energy Solutions S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2021 | CP Manque
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2021 | CP Los Olivos
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2021 | Vientos La Genoveva I S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2021 | Vientos La Genoveva II S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2021 | CP Renovables S.A.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2021 | Proener
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	14
2022
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	32,702
2022 | CP Achiras
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	9,932
2022 | CP La Castellana
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	22,742
2022 | CPR Energy Solutions S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	4
2022 | CP Manque
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2022 | CP Los Olivos
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2022 | Vientos La Genoveva I S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2022 | Vientos La Genoveva II S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2022 | CP Renovables S.A.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2022 | Proener
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	24
2023
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	909,385
2023 | CP Achiras
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	280,241
2023 | CP La Castellana
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	576,312
2023 | CPR Energy Solutions S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	1,153
2023 | CP Manque
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2023 | CP Los Olivos
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2023 | Vientos La Genoveva I S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	1,734
2023 | Vientos La Genoveva II S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	49,888
2023 | CP Renovables S.A.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2023 | Proener
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	57
2024
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	746,201
2024 | CP Achiras
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	148,430
2024 | CP La Castellana
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	261,217
2024 | CPR Energy Solutions S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	61,618
2024 | CP Manque
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	69,620
2024 | CP Los Olivos
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	3,220
2024 | Vientos La Genoveva I S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	45,201
2024 | Vientos La Genoveva II S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	156,775
2024 | CP Renovables S.A.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2024 | Proener
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	120
2025
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	713,107
2025 | CP Achiras
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	42,753
2025 | CP La Castellana
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	15,029
2025 | CPR Energy Solutions S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	9,707
2025 | CP Manque
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	177,671
2025 | CP Los Olivos
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	39,564
2025 | Vientos La Genoveva I S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	390,850
2025 | Vientos La Genoveva II S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	53
2025 | CP Renovables S.A.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	34,942
2025 | Proener
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	$ 2,538